Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,180,540	$ 9,220,513
Less: accumulated depreciation	(6,591,659)	(8,322,506)
Property and equipment, net	588,881	898,007
WiFi equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,800,967	9,003,392
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Total property and equipment	$ 110,384	3,520
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 269,189	$ 213,601
Wifi Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Minimum [Member] | Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Maximum [Member] | Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years